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FIRST SUNAMERICA LIFE INSURANCE COMPANY

733 Third Avenue
New York, NY 10017
800.272.3007
Fax: 212.551.5373


                                                   [LOGO] FIRST SUNAMERICA
                                                          A SunAmerica Company


VIA EDGAR


April 3, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:   Variable Annuity Account One
      First SunAmerica Life Insurance Company
      File Nos. 33-39888 and 811-6313


Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated April 1, 1998, for Variable Annuity Account One (the "Separate Account") of First SunAmerica Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 16 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on March 31, 1998, via EDGAR.

      If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6056.


Very truly yours,


/s/ MALLARY L. REZNIK

Mallary L. Reznik
Staff Counsel